Summary of significant accounting policies - Earnings per share ("EPS") (Details) - USD ($)						6 Months Ended
	Oct. 21, 2022	Jun. 03, 2022	Jan. 28, 2022	Nov. 22, 2021	Aug. 01, 2019	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 30, 2019
Earnings per share ("EPS")
Number of warrants							4,667
Remaining balance						$ 8,240,000		$ 1,800,000
Incremental common shares attributable to call options and warrants							1,867
Exercise price of warrants						$ 7.22		$ 7.55	$ 29.91	$ 29.90
After reverse share split
Earnings per share ("EPS")
Number of warrants			604,147	572,514			156
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights					2,375
Incremental common shares attributable to call options and warrants							62
Exercise price of warrants			$ 30.24	$ 30.24
Securities purchase agreement
Earnings per share ("EPS")
Number of warrants			18,124,400	17,175,412
Exercise price of warrants			$ 1.008	$ 1.008
Vested share options
Earnings per share ("EPS")
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights					95,000
Vested share options | After reverse share split
Earnings per share ("EPS")
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights					3,167
Warrants issued | Private placements
Earnings per share ("EPS")
Antidilutive securities (in shares)				858,770
Shares excluded in the diluted EPS calculation due to their anti-diluted effect				858,770
Exercise price of warrants				$ 0.96
Warrants issued | Private placements | After reverse share split
Earnings per share ("EPS")
Antidilutive securities (in shares)				28,626
Shares excluded in the diluted EPS calculation due to their anti-diluted effect				28,626
Exercise price of warrants				$ 28.80
Convertible debt issued on August 1, 2019
Earnings per share ("EPS")
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights					71,250
Convertible debt issued on December 30, 2019
Earnings per share ("EPS")
Exercise price of warrants											$ 0.96
Warrants Issued on November 22, 2021
Earnings per share ("EPS")
Antidilutive securities (in shares)				17,175,412
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)				$ 1.008
Shares excluded in the diluted EPS calculation due to their anti-diluted effect				17,175,412
Warrants Issued on November 22, 2021 | After reverse share split
Earnings per share ("EPS")
Antidilutive securities (in shares)				572,514
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)				$ 30.24
Shares excluded in the diluted EPS calculation due to their anti-diluted effect				572,514
Warrants Issued on November 22, 2021 | Securities purchase agreement
Earnings per share ("EPS")
Antidilutive securities (in shares)				17,175,412
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)				$ 1.008
Shares excluded in the diluted EPS calculation due to their anti-diluted effect				17,175,412
Warrants Issued on November 22, 2021 | Securities purchase agreement | After reverse share split
Earnings per share ("EPS")
Antidilutive securities (in shares)				572,514
Shares excluded in the diluted EPS calculation due to their anti-diluted effect				572,514
Exercise price of warrants				$ 30.24
Warrants Issued on November 22, 2021 | Private placements | After reverse share split
Earnings per share ("EPS")
Antidilutive securities (in shares)				28,626
Shares excluded in the diluted EPS calculation due to their anti-diluted effect				28,626
Exercise price of warrants				$ 28.80
Warrants Issued on January 28, 2022
Earnings per share ("EPS")
Antidilutive securities (in shares)			18,124,400
Shares excluded in the diluted EPS calculation due to their anti-diluted effect			18,124,400
Exercise price of warrants			$ 1.008
Warrants Issued on January 28, 2022 | After reverse share split
Earnings per share ("EPS")
Antidilutive securities (in shares)			604,147
Shares excluded in the diluted EPS calculation due to their anti-diluted effect			604,147
Exercise price of warrants			$ 30.24
Warrants Issued on January 28, 2022 | Private placements | Univest Securities, LLC
Earnings per share ("EPS")
Antidilutive securities (in shares)			906,220
Shares excluded in the diluted EPS calculation due to their anti-diluted effect			906,220
Exercise price of warrants			$ 0.89
Warrants Issued on January 28, 2022 | Private placements | Univest Securities, LLC | After reverse share split
Earnings per share ("EPS")
Antidilutive securities (in shares)			30,207
Shares excluded in the diluted EPS calculation due to their anti-diluted effect			30,207
Exercise price of warrants			$ 26.70
Warrants Issued on June 3, 2022
Earnings per share ("EPS")
Antidilutive securities (in shares)		563,726
Shares excluded in the diluted EPS calculation due to their anti-diluted effect		563,726
Exercise price of warrants		$ 0.51
Warrants Issued on June 3, 2022 | After reverse share split
Earnings per share ("EPS")
Antidilutive securities (in shares)		18,791
Shares excluded in the diluted EPS calculation due to their anti-diluted effect		18,791
Exercise price of warrants		$ 15.30
Warrants Issued on June 3, 2022 | Private placements
Earnings per share ("EPS")
Antidilutive securities (in shares)		563,726
Shares excluded in the diluted EPS calculation due to their anti-diluted effect		563,726
Exercise price of warrants		$ 0.51
Warrants Issued on June 3, 2022 | Private placements | After reverse share split
Earnings per share ("EPS")
Antidilutive securities (in shares)		18,791
Shares excluded in the diluted EPS calculation due to their anti-diluted effect		18,791
Exercise price of warrants		$ 15.30
Warrants issued on October 21, 2022 | Private placements
Earnings per share ("EPS")
Antidilutive securities (in shares)	5,925,599					1,070,719	5,925,599
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	5,925,599					1,070,719	5,925,599
Exercise price of warrants	$ 1.2					$ 5.44	$ 1.2
Warrants issued on October 21, 2022 | Private placements | After reverse share split
Earnings per share ("EPS")
Antidilutive securities (in shares)	4,523,333						4,523,333
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	4,523,333						4,523,333
Exercise price of warrants	$ 1.3552						$ 1.3552